CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 54,295,577	$ 183,312,417
Restricted cash	194,195,634	226,610,884
Accounts receivable, net of allowance for doubtful accounts of $63,006,093 and $64,940,205 in 2012 and 2013, respectively	81,405,181	77,188,944
Notes receivable	741,025
Advance to suppliers	7,193,667	5,320,346
Amounts due from related parties	83,986,853	67,006,828
Inventories	44,657,654	83,855,621
Project assets	10,154,775	4,761,014
Deferred tax assets	1,922,242	1,727,054
VAT receivable	11,222,644	18,837,716
Restricted cash-collateral account		2,097,340
Convertible senior notes issuance cost		15,934
Prepaid expense and other current assets	10,274,408	7,737,138
Total current assets	500,049,660	678,471,236
Property, plant and equipment, net	223,624,186	205,706,724
Prepaid land use rights	27,884,740	28,547,417
Intangible assets, net		1,986,621
Deferred tax assets	7,490,636	5,455,564
Other long-term assets	5,603,724	2,917,781
TOTAL ASSETS	764,652,946	923,085,343
Current liabilities:
Short-term bank borrowings	304,827,038	463,554,185
Current portion of long-term debt	35,427,888	48,865,064
Accounts payable	97,029,603	128,347,074
Notes payable	39,899,624	38,495,824
Amounts due to related parties	11,797,519	70,582,470
Accrued payroll and welfare	3,300,135	3,501,553
Advance from customers	5,377,783	3,776,384
Accrued expenses and other current liabilities	11,462,484	10,121,517
Deferred tax liability	6,133	518,592
Income tax payable	3,368,274	338,209
Collateral account payable		2,097,340
Convertible senior notes		1,500,000
Total current liabilities	512,496,481	771,698,212
Long-term debt	265,975,939	122,859,120
Deferred tax liability	444,909	437,507
Accrued warranty cost	20,129,274	17,163,711
Other liabilities	9,992,788	4,606,816
Total liabilities	809,039,391	916,765,366
Commitments and contingencies (Note 17)
Equity (deficit):
Ordinary shares (par value $0.0001; 463,247,600 shares authorized, 267,287,253 shares issued and outstanding as of December 31, 2012 and 240,701,253 issued and outstanding as of December 31, 2013)	24,070	26,729
Additional paid-in capital	185,367,042	185,367,042
Treasury shares (at par value of $0.0001)	2,659
Accumulated deficit	(265,196,150)	(214,587,069)
Accumulated other comprehensive income	36,070,581	35,523,388
Total equity (deficit) attributable to China Sunergy Co. Ltd.	(43,731,798)	6,330,090
Noncontrolling interest	(654,647)	(10,113)
Total equity (deficit)	(44,386,445)	6,319,977
TOTAL LIABILITIES AND EQUITY (DEFICIT)	$ 764,652,946	$ 923,085,343